Fair Value (Details)	Dec. 31, 2013	Dec. 31, 2012
Impaired loans [Member] | Commercial: Real Estate [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs	21.00%	20.00%
Impaired loans [Member] | Commercial: Real Estate [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	10.00%	10.00%
Impaired loans [Member] | Commercial: Real Estate [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	65.00%	30.00%
Impaired loans [Member] | Commercial: Land [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs	8.00%	17.00%
Impaired loans [Member] | Commercial: Land [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	0.00%	0.00%
Impaired loans [Member] | Commercial: Land [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	10.00%	40.00%
Impaired loans [Member] | Commercial Mortgage [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs	10.00%	11.00%
Impaired loans [Member] | Commercial Mortgage [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	0.00%	0.00%
Impaired loans [Member] | Commercial Mortgage [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	20.00%	20.00%
Other real estate owned, net [Member] | Commercial: Real Estate [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs		40.00%
Fair Value, Average of Inputs	39.00%	40.00%
Other real estate owned, net [Member] | Commercial: Real Estate [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	6.00%
Other real estate owned, net [Member] | Commercial: Real Estate [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	100.00%
Other real estate owned, net [Member] | Commercial: Land [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs	26.00%	11.00%
Other real estate owned, net [Member] | Commercial: Land [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	25.00%	6.00%
Other real estate owned, net [Member] | Commercial: Land [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	26.00%	17.00%
Other real estate owned, net [Member] | Commercial Mortgage [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs	26.00%	18.00%
Other real estate owned, net [Member] | Commercial Mortgage [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	19.00%	7.00%
Other real estate owned, net [Member] | Commercial Mortgage [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	45.00%	29.00%